UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Meritage Growth Equity Fund

Schedule of Investments

November 30, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 91.68%

Consumer Discretionary — 15.48%
Amazon.com, Inc. *	347	$230,686
Cracker Barrel Old Country Store, Inc.	2,465	310,393
Dollar General Corp.	4,080	266,873
Helen of Troy Ltd. *	3,520	364,003
Home Depot, Inc./The	4,800	642,624
Priceline Group, Inc./The *	146	182,332
TJX Cos., Inc./The	5,350	377,710

		2,374,621

Consumer Staples — 4.62%
Colgate-Palmolive Co.	4,110	269,945
Dr. Pepper Snapple Group, Inc.	4,900	439,775

		709,720

Energy — 1.24%
Western Refining, Inc.	4,210	190,545

Financials — 7.63%
ACE Ltd.	2,210	253,818
Allstate Corp.	4,825	302,817
Aon PLC	1,995	189,006
Everest Re Group Ltd.	1,286	237,190
Jones Lang LaSalle, Inc.	1,133	188,214

		1,171,045

Health Care — 15.65%
Amgen, Inc.	1,966	316,723
Cambrex Corp. *	3,855	206,744
Celgene Corp. *	1,475	161,439
Gilead Sciences, Inc.	4,895	518,674
Health Net, Inc. *	2,665	168,588
Johnson & Johnson	4,475	453,049
LivaNova PLC *	3,210	192,118
Mettler-Toledo International, Inc. *	576	197,441
Shire PLC ADR	897	186,899

		2,401,675

Industrials — 12.20%
Acuity Brands, Inc.	1,082	249,812
AMETEK, Inc.	4,160	234,874
Boeing Co./The	1,290	187,630
Danaher Corp.	2,112	203,576
Deluxe Corp.	2,930	171,845
Equifax, Inc.	2,730	304,395
Middleby Corp./The *	3,035	333,971
Snap-on, Inc.	1,075	185,072

		1,871,175

See accompanying notes which are an integral part of these financial statements.

Meritage Growth Equity Fund

Schedule of Investments – (continued)

November 30, 2015 (Unaudited)

	Shares	Fair Value
Information Technology — 33.79%
Accenture PLC - Class A	3,495	$374,734
Alphabet, Inc. - Class A *	681	519,501
Apple, Inc.	6,934	820,292
Cisco Systems, Inc.	6,765	184,346
Coherent, Inc. *	3,005	204,100
F5 Networks, Inc. *	2,080	214,240
Facebook, Inc. - Class A *	1,770	184,505
Fiserv, Inc. *	3,560	342,614
MasterCard, Inc. - Class A	4,115	402,941
MKS Instruments, Inc.	5,870	216,427
NICE-Systems Ltd. ADR	2,660	163,510
NVIDIA Corp.	15,020	476,434
NXP Semiconductors NV *	5,910	552,349
PTC, Inc. *	4,840	174,434
Sanmina Corp. *	8,050	182,493
Tessera Technologies, Inc.	5,360	170,716

		5,183,636

Materials — 1.07%
Westlake Chemical Corp.	2,725	163,636

Total Common Stocks (Cost $12,664,357)		14,066,053

Exchange-Traded Funds — 1.95%
Consumer Staples Select Sector SPDR Fund	6,045	298,744

Total Exchange-Traded Funds (Cost $304,302)		298,744

Money Market Securities — 8.55%
Fidelity Institutional Money Market Funds Treasury Portfolio - Class I, 0.01% (a)	1,312,179	1,312,179

Total Money Market Securities (Cost $1,312,179)		1,312,179

Total Investments – 102.18% (Cost $14,280,838)		15,676,976

Liabilities in Excess of Other Assets – (2.18)%		(334,519)

NET ASSETS – 100.00%		$15,342,457

*	Non-income producing security.
(a)	Rate disclosed is the seven day yield as of November 30, 2015.

ADR — American Depositary Receipt

SPDR — Standard & Poor’s Depositary Receipts

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”).The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC (formerly Huntington Asset Services, Inc.).

See accompanying notes which are an integral part of these financial statements.

Meritage Value Equity Fund

Schedule of Investments

November 30, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 83.95%

Consumer Discretionary — 6.76%
Ford Motor Co.	16,470	$236,015
Honda Motor Co., Ltd. ADR	7,985	260,950
Magna International, Inc.	5,490	249,466
Michael Kors Holdings Ltd. *	2,920	125,618

		872,049

Consumer Staples — 4.80%
CVS Health Corp.	2,950	277,566
Ingredion, Inc.	3,465	341,545

		619,111

Energy — 6.93%
Chevron Corp.	2,950	269,394
Marathon Petroleum Corp.	5,355	312,786
Royal Dutch Shell PLC ADR	6,270	311,995

		894,175

Financials — 22.50%
Aspen Insurance Holdings Ltd.	5,550	280,386
Axis Capital Holdings Ltd.	5,530	309,680
Fidelity & Guaranty Life	5,360	137,645
Horace Mann Educators Corp.	6,835	238,747
KeyCorp	17,775	233,030
MetLife, Inc.	5,080	259,537
Prudential Financial, Inc.	3,340	289,077
Reinsurance Group of America, Inc.	3,140	288,503
Torchmark Corp.	5,877	356,264
Voya Financial, Inc.	6,990	284,493
W.R. Berkley Corp.	4,085	227,371

		2,904,733

Health Care — 12.03%
Aetna, Inc.	1,250	128,438
AmerisourceBergen Corp.	2,530	249,559
Cigna Corp.	930	125,531
ICON PLC *	3,255	241,944
Taro Pharmaceutical Industries Ltd. *	1,935	280,246
Teva Pharmaceutical Industries Ltd. ADR	4,955	311,818
UnitedHealth Group, Inc.	1,910	215,276

		1,552,812

Industrials — 16.08%
EnerSys	4,955	291,850
General Dynamics Corp.	1,830	268,022
Korn/Ferry International	6,220	228,896
Northrop Grumman Corp.	1,750	326,130
Raytheon Co.	2,705	335,501
Southwest Airlines Co.	8,090	371,169
UniFirst Corp.	2,340	254,077

		2,075,645

See accompanying notes which are an integral part of these financial statements.

Meritage Value Equity Fund

Schedule of Investments – (continued)

November 30, 2015 (Unaudited)

	Shares	Fair Value
Information Technology — 9.00%
Check Point Software Technologies Ltd. *	2,940	$256,633
Cognizant Technology Solutions Corp. - Class A *	3,835	247,664
Mentor Graphics Corp.	9,120	170,818
Synopsys, Inc. *	5,950	297,976
WNS Holdings Ltd. ADR *	6,155	189,266

		1,162,357

Utilities — 5.85%
Ameren Corp.	4,565	199,764
Entergy Corp.	4,450	296,504
Exelon Corp.	9,485	259,035

		755,303

Total Common Stocks (Cost $9,920,691)		10,836,185

Exchange-Traded Funds — 9.91%
iShares Global Telecom ETF	3,120	186,514
iShares Russell 1000 Value ETF	1,580	159,090
Utilities Select Sector SPDR Fund	12,275	525,616
Vanguard Energy ETF	2,090	197,003
Vanguard Telecommunication Services ETF	2,490	211,326

Total Exchange-Traded Funds (Cost $1,285,595)		1,279,549

Money Market Securities — 6.56%
Fidelity Institutional Money Market Funds Treasury Portfolio - Class I, 0.01% (a)	845,944	845,944

Total Money Market Securities (Cost $845,944)		845,944

Total Investments – 100.42% (Cost $12,052,230)		12,961,678

Liabilities in Excess of Other Assets – (0.42)%		(53,642)

NET ASSETS – 100.00%		$12,908,036

*	Non-income producing security.
(a)	Rate disclosed is the seven day yield as of November 30, 2015.

ADR — American Depositary Receipt

SPDR — Standard & Poor’s Depositary Receipts

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”).The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC (formerly Huntington Asset Services, Inc.).

See accompanying notes which are an integral part of these financial statements.

Meritage Yield-Focus Equity Fund

Schedule of Investments

November 30, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 91.51%

Consumer Discretionary — 5.23%
Garmin Ltd.	15,075	$570,589
Las Vegas Sands Corp.	16,515	727,651
Mattel, Inc.	31,975	794,898

		2,093,138

Consumer Staples — 9.60%
Altria Group, Inc.	16,555	953,568
Philip Morris International, Inc.	9,785	855,111
Reynolds American, Inc.	22,292	1,031,005
Universal Corp.	17,690	1,000,193

		3,839,877

Energy — 12.39%
BP PLC ADR	26,815	927,799
Enbridge Energy Partners LP (a)	24,165	600,500
Enterprise Products Partners LP (a)	28,845	732,375
Magellan Midstream Partners LP (a)	6,020	376,431
Royal Dutch Shell PLC ADR	16,160	807,030
Total SA ADR	16,360	809,002
Woodside Petroleum Ltd. ADR	32,100	702,027

		4,955,164

Financials — 13.90%
AllianceBernstein Holding LP (a)	24,970	611,765
Banco Latinoamericano de Comercio Exterior SA	23,715	658,328
HSBC Holdings PLC ADR	14,515	579,149
KKR & Co. LP (a)	46,758	790,678
Old Republic International Corp.	42,705	809,687
Solar Capital Ltd. (b)	32,920	599,144
Waddell & Reed Financial, Inc. - Class A	20,825	778,855
Zurich Insurance Group AG ADR	27,790	729,765

		5,557,371

Health Care — 6.92%
AstraZeneca PLC ADR	25,285	860,954
GlaxoSmithKline PLC ADR	20,825	843,621
Pfizer, Inc.	12,760	418,145
Quality Systems, Inc.	39,730	645,613

		2,768,333

Industrials — 2.70%
Lockheed Martin Corp.	4,925	1,079,363

Information Technology — 7.98%
HP, Inc.	57,620	722,555
International Business Machines Corp.	5,243	730,979
Seagate Technology PLC	26,170	940,550
STMicroelectronics NV	109,605	795,732

		3,189,816

Real Estate Investment Trusts — 8.76%
EPR Properties	8,215	460,369
Lexington Realty Trust	86,860	746,127
Medical Properties Trust, Inc.	70,535	847,125
Omega Healthcare Investors, Inc.	23,835	820,877
STAG Industrial, Inc.	30,825	628,830

		3,503,328

See accompanying notes which are an integral part of these financial statements.

Meritage Yield-Focus Equity Fund

Schedule of Investments – (continued)

November 30, 2015 (Unaudited)

	Shares	Fair Value
Telecommunication Services — 14.14%
AT&T, Inc.	29,710	$1,000,336
BCE, Inc. ADR	25,205	1,085,327
CenturyLink, Inc.	20,375	548,699
Rogers Communications, Inc.	22,625	871,062
Spark New Zealand Ltd. ADR	51,640	560,552
Telstra Corp. Ltd. ADR	29,670	572,631
Verizon Communications, Inc.	22,347	1,015,671

		5,654,278

Utilities — 9.89%
Entergy Corp.	12,055	803,225
National Grid PLC ADR	12,600	875,070
PPL Corp.	24,340	828,534
Public Service Enterprise Group, Inc.	17,770	694,807
Westar Energy, Inc.	17,690	755,009

		3,956,645

Total Common Stocks (Cost $37,610,572)		36,597,313

Convertible Preferred Stocks — 3.61%

Real Estate Investment Trusts — 1.80%
Weyerhaeuser Co., Series A, 6.38%	13,580	719,604

Utilities — 1.81%
Exelon Corp., 6.50%	18,160	725,674

Total Convertible Preferred Stocks (Cost $1,652,335)		1,445,278

Money Market Securities — 0.61%
Fidelity Institutional Money Market Funds Treasury Portfolio - Class I, 0.01% (c)	244,018	244,018

Total Money Market Securities (Cost $244,018)		244,018

Total Investments – 95.73% (Cost $39,506,925)		38,286,609

Other Assets in Excess of Liabilities – 4.27%		1,705,755

NET ASSETS – 100.00%		$39,992,364

(a)	Master Limited Partnership
(b)	Business Development Company
(c)	Rate disclosed is the seven day yield as of November 30, 2015.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”).The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC (formerly Huntington Asset Services, Inc.).

See accompanying notes which are an integral part of these financial statements.

At November 30, 2015, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Meritage Growth Equity Fund	$14,294,647	$1,607,068	$(224,739)	$1,382,329
Meritage Value Equity Fund	12,074,937	1,130,525	(243,784)	886,741
Meritage Yield-Focus Equity Fund	39,775,099	1,537,666	(3,026,156)	(1,488,490)

Meritage Funds

Related Notes to the Schedule of Investments

November 30, 2015

(Unaudited)

The Meritage Growth Equity Fund (the “Growth Equity Fund”), the Meritage Value Equity Fund (the “Value Equity Fund”), the Meritage Yield-Focus Equity Fund (the “Yield-Focus Equity Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

November 30, 2015

(Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (NAV) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when a Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, each Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

November 30, 2015

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2015:

Valuation Inputs
Growth Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks *	$14,066,053	$—	$—	$14,066,053
Exchange-Traded Funds	298,744	—	—	298,744
Money Market Securities	1,312,179	—	—	1,312,179

Total	15,676,976	—	—	15,676,976

Value Equity Fund
Common Stocks *	10,836,185	—	—	10,836,185
Exchange-Traded Funds	1,279,549	—	—	1,279,549
Money Market Securities	845,944	—	—	845,944

Total	12,961,678	—	—	12,961,678

Yield-Focus Equity Fund
Common Stocks *	36,597,313	—	—	36,597,313
Convertible Preferred Stocks	1,445,278			1,445,278
Money Market Securities	244,018	—	—	244,018

Total	38,286,609	—	—	38,286,609

*	Refer to Schedule of Investments for Industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels for the period ended November 30, 2015.

Subsequent Events - Management of the Fund has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date these financials were issued. On November 13, 2015, Huntington Bancshares Inc. entered in an agreement to sell Huntington Asset Services, Inc. and Unified Financial Services, Inc. to Ultimus Fund Solutions, LLC. The sale closed on December 31, 2015. Management has determined that there were no additional items requiring additional disclosure.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	01/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	01/27/2016

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	01/27/2016